Fair Value Measurements (Financial Assets And Liabilities Measured At Fair Value On Recurring Basis) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities, Assets	$ 1,745,004	$ 1,805,205
Derivative instruments, Assets	42,119	33,026
Total, Assets	1,787,123	1,838,231
Derivative instruments, Liabilities	36,890	35,010
Total, Liabilities	36,890	35,010
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities, Assets
Derivative instruments, Assets
Total, Assets
Derivative instruments, Liabilities
Total, Liabilities
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities, Assets	1,745,004	1,804,120
Derivative instruments, Assets	42,119	33,026
Total, Assets	1,787,123	1,837,146
Derivative instruments, Liabilities	36,890	35,010
Total, Liabilities	36,890	35,010
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities, Assets		1,085
Derivative instruments, Assets
Total, Assets		1,085
Derivative instruments, Liabilities
Total, Liabilities